Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
REVENUE RECOGNITION

NOTE 16:	REVENUE RECOGNITION

The Company adopted ASC 606 on January 1, 2018, and applied the standard using modified retrospective approach, with the cumulative effect recognized as an adjustment to the opening retained earnings balance pf $1,815 as of January 1, 2018. Specifically, under the legacy revenue standard, the Company recognizes both the term license (which does not involve significant customization) and post contract support revenues ratably over the contract period whereas under the current revenue standard, term license revenues are recognized upfront, upon delivery, and the associated post contract support revenues are recognized over the contract period. The impact on revenues for the year ended December 31, 2018 was an increase of $2,498 as a result of adopting ASC 606, with most of the amount impacting the Company’s operating profit and net income. There was no material impact on other line items of statement of income.

Remaining performance obligations represent contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. The aggregate amount of consideration allocated to performance obligations either not satisfied or partially unsatisfied from fixed price projects and post contract support services was approximately $83 million as of December 31, 2018. The Company expects to recognize approximately 60% in 2019 from remaining performance obligations as of December 31, 2018 and the remainder thereafter. Remaining performance obligations include the remaining non-cancelable, committed and fixed portion of these contracts for their entire duration, the remaining performance obligations related to professional services contracts that are on a T&M basis were excluded, as the Company elected to apply the practical expedients in accordance with ASC 606.

Disaggregation of revenue:

The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition (in thousands):

Year ended December 31, 2018
Total

Type of contract
T&M contracts	$169,416
Fixed-priced contracts	120,291

Total	$289,707

Timing of revenue recognition
Products transferred at a point in time	6,521
Products and services transferred over time	283,186

Total	$289,707

Contract balances:

The following table provides information about trade receivables, contract assets (unbilled receivables) and contract liabilities (deferred revenues) from contracts with customers (in thousands):

	December 31,
	2017	2018

Trade receivables	41,708	38,953
Unbilled receivables	11,518	20,206
Deferred revenues (short-term contract liabilities)	16,513	18,057
Deferred revenues (long-term contract liabilities) *)	-	702

*) Included in other long-term liabilities in the consolidated balance sheets

Trade receivable are recorded when the right to consideration becomes unconditional, and an invoice is issued to the customer. Unbilled receivables related to the Company’s contractual right to consideration for services performed and not yet invoiced.

Billing terms and conditions generally vary by contract type. Amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals (e.g., monthly or quarterly) or upon achievement of contractual milestones.

In accordance with the new standard, unbilled accounts receivables were reclassified in the consolidated balance sheets as of December 31, 2018 and 2017, none of which resulted in a change to total current assets or total current liabilities. No impairment loss was recognized in respect of the Company’s outstanding contract assets during the year ended December 31, 2018.

Deferred revenues represent contract liabilities, and include unearned amounts received under contracts with customers and not yet recognized as revenues.

During the year ended December 31, 2018, the amount which was unrecognized as revenue, and included in deferred revenues at December 31, 2017, was immaterial.